As filed with the Securities and Exchange Commission on June 10, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21964

Rochdale High Yield Alternative Strategies Fund TEI LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, NY 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, NY 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2013

Item 1. Reports to Stockholders.

Rochdale High Yield Alternative Strategies Fund LLC
Rochdale High Yield Alternative Strategies Fund TEI LLC
Annual Report

March 31, 2013

Dear Fellow Shareholders,

The Rochdale High Yield Alternative Strategies Fund LLC (“Taxable Fund”) and Rochdale High Yield Alternative Strategies Fund TEI LLC (“TEI Fund”), (collectively “RHYAS”) seeks to diversify clients’ traditional stock and bond only portfolios through inclusion of alternative strategies.  For the 12 months ended March 31, 2013, the Taxable Fund returned -0.85% and the TEI Fund returned -1.02% compared to a 14.38% increase in the S&P 500 over the same period.

Formerly the Rochdale Core Alternative Strategies Fund (RCAS), over the period we transitioned the investment objective of the Fund to focus on unique investment opportunities in less liquid Fixed Income instruments, typically unavailable in a mutual fund structure. Specifically, the Fund’s targeted investments include Collateralized Loan Obligations, Residential Mortgage Backed Securities and Distressed Debt/Asset Backed Securities. Based on our capital market assumptions, we anticipate greater risk/return versus traditional High Yield Fixed Income and look to generate high current income with an initial targeted yield of 6% to 8%, total return target of 8% to 10%, after all fees and expenses.

RCAS was established to be a lower volatility, capital appreciation fund using a wide variety of hedge fund strategies.  While the Fund performed well and has satisfied our expectations relative to its investment objective, we believe the alternative investment landscape continues to evolve, creating an opportunity to enhance our strategy accordingly.  Since equity hedged investments have been and are anticipated to continue to be stymied by the unusual concerns connected with equity downside loss, the new strategy focuses instead on income-generating high yield strategies where the majority of return is derived from yield resulting in higher volatility and limited liquidity.

These enhancements built upon a specific area of RCAS, the alternative high yield space, where we have seen success with specific managers who will continue their investment position.  As we orient the strategy to capture attractive opportunities in the high yield asset classes, our focus is on a limited set of these managers who target greater income yield.  RCAS had previously been allocated to some of these managers and we have been pleased with their performance.

We believe the new strategy can complement an existing portfolio in one of two ways: first, as a fixed income replacement providing higher yields than traditional fixed income with commensurate higher volatility, and second, as a supplement to a portion of an equity allocation with similar volatility expectations. By reducing a portfolio’s Equity exposure it can serve as a risk stabilizer, or by reducing Fixed Income exposure it can serve as a return enhancer, while providing greater asset class diversification in either situation. Additionally, shareholders will benefit from a regular distribution of yield (semi-annual), and we feel in this low interest rate environment, the demands of our clients will be accommodated.

Outlook

While we believe the U.S. economy is on a moderately positive and self-sustaining growth path, the current low-rate monetary policy environment remains a key pillar of support for the market.

570 Lexington Avenue, New York, NY 10022-6837 | Tel. 800-245-9888/212-702-3500 | Fax 212-702-3535 | www.rochdale.com
 San Francisco                       |                       Orlando                      |                        Dallas                 |                    Richmond

Backed by an unprecedented central bank easing, solid credit conditions of corporate issues have made investors confident in moving lower in credit quality to increase portfolio yield.  Indeed, investment grade corporate and high yield bonds delivered excellent performance again in 2012, as the ultra-low rates on safer assets caused investors to gravitate to the more attractive income available in these areas. Both asset classes were also boosted by the improvement in the financial health of the underlying issuers, as seen in the rising earnings and strengthening balance sheets of U.S. corporations.

The question now, of course, is whether all of these trends can remain in place in 2013. While we think they will, and believe that High Yield spreads remain attractive on an absolute basis, on a relative basis they are below the long-term average.  With yield to maturity projections in the current market so low, this leaves few options in the Core Fixed market to generate a high level of income.  For those investors willing to take on the commensurate higher risk in return for higher yield, we believe Rochdale High Yield Alternative Strategies Fund is an appropriate addition to client portfolios.

Sincerely,

Garrett R. D’Alessandro, CFA, CAIA, AIF®
Chief Executive Officer & President
Rochdale Investment Management LLC

Important Disclosures

The performance returns presented may contain figures estimated by the underlying manager which, if subsequently revised by the underlying manager, may change the returns indicated for the applicable period.

The unsubsidized total annual fund operating expense ratio for the Rochdale High Yield Alternative Strategies Fund and the Rochdale High Yield Alternative Strategies Fund TEI is 5.94% and 5.78%, respectively. Cumulative Return at POP (Public Offering Price, reflecting maximum front end sales charge of 2.00%) since inception of July 1, 2007 for the Rochdale High Yield Alternative Strategies Fund and the Rochdale High Yield Alternative Strategies Fund TEI is -7.94% and -8.50%, respectively. Performance quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. The most recent month-end performance can be obtained by calling 800-245-9800.

An investor should consider carefully the Funds’ investment objectives, risks, charges, and expenses. The prospectus contains this and other important information about the investment company, and it may be obtained by calling 800-245-9888. Please read it carefully before investing. RIM Securities LLC, the affiliated broker dealer for Rochdale Investment Management LLC, 570 Lexington Avenue, New York, NY 10022.

The views expressed herein represent the opinions of Rochdale Investment Management and are subject to change without notice at anytime. This information should not in any way be construed to be investment,

570 Lexington Avenue, New York, NY 10022-6837 | Tel. 800-245-9888/212-702-3500 | Fax 212-702-3535 | www.rochdale.com
 San Francisco                       |                       Orlando                      |                        Dallas                 |                    Richmond

financial, tax, or legal advice or other professional advice or service, and should not be relied on in making any investment or other decisions.  Hedge fund investments are speculative and may entail substantial risks. Investing in small and medium-size companies may carry additional risks such as limited liquidity and increased volatility. Investing in international companies carries risks such as currency fluctuation, interest rate fluctuation, and economic and political instability.  Short sales may increase volatility and potential for loss. As with all investments, there is no guarantee that investment objectives will be met.

Rochdale Investment Management, its affiliated companies, or their respective shareholders, directors, officers and/or employees may have long or short positions in the securities discussed herein.

570 Lexington Avenue, New York, NY 10022-6837 | Tel. 800-245-9888/212-702-3500 | Fax 212-702-3535 | www.rochdale.com
 San Francisco                       |                       Orlando                      |                        Dallas                 |                    Richmond

Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Financial Statements

March 31, 2013

Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Financial Statements

March 31, 2013

Director and Officer Information
Approval of Investment Management Agreement
Additional Information

Report of Independent Registered Public Accounting Firm

The Members and Board of Directors of
Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

We have audited the accompanying consolidated statement of assets, liabilities and members' capital of Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary (formerly, the Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary) (the “Fund”), as of March 31, 2013, the related consolidated statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for the years ended March 31, 2013 and 2012, and the financial highlights for the years ended March 31, 2013, 2012, 2011, 2010 and 2009.  These financial statements and financial highlights are the responsibility of the Fund's Management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights and assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2013 and the results of its operations and its cash flows for the year then ended, the changes in its members’ capital for the years ended March 31, 2013 and 2012 and the financial highlights for the years ended March 31, 2013, 2012, 2011, 2010 and 2009, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, a substantial portion of the assets of the Fund are invested through a master-feeder structure in Rochdale High Yield Alternative Strategies Master Fund LLC.  The financial statements of Rochdale High Yield Alternative Strategies Master Fund LLC are included with the report of the Fund and should be read in conjunction with the financial statements of the Fund.

New York, New York
May 29, 2013

PKF O’CONNOR DAVIES, a division of O’CONNOR DAVIES, LLP
29 Broadway, New York, NY 10006 I Tel: 212.867.8000 I Fax: 212.687.4346 I www.odpkf.com

O’Connor Davies, LLP is a member firm of the PKF International Limited network of legally independent firms and does not accept any responsibility or liability for the actions or inactions on the part of any other individual member firm or firms.

Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statement of Assets, Liabilities and Members' Capital

March 31, 2013

ASSETS
Investment in Rochdale High Yield Alternative Strategies Master Fund LLC	$16,116,100
Cash and Cash Equivalents	1,973,596
Prepaid expenses	11,572
Receivable from Adviser	21,122

Total Assets	18,122,390

LIABILITIES AND MEMBERS' CAPITAL
Liabilities
Distribution payable	1,973,596
Professional fees payable	23,371
Investor servicing fee payable	10,034
Accrued expenses and other liabilities	4,635

Total Liabilities	2,011,636

Total Members' Capital	$16,110,754

The accompanying notes are an integral part of these financial statements

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Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statement of Operations

Year Ended March 31, 2013

NET INVESTMENT LOSS ALLOCATED FROM
ROCHDALE HIGH YIELD ALTERNATIVE STRATEGIES
MASTER FUND LLC
Interest income	$975
Expenses	(549,664)

Net Investment Loss Allocated	(548,689)

FUND EXPENSES
Investor servicing fees (see Note 4)	76,799
Professional fees	59,570
Registration fees	16,360
Administration fees	11,087
Insurance expense	4,643
Custody fees	1,200
Total Fund Expenses	169,659

Less expenses waived and reimbursed (see Note 3)	(28,139)
Less incentive fees adjustment (see Note 3) (1)	(3,181)

Total Fund Expenses	138,339

Net Investment Loss	(687,028)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM ROCHDALE HIGH YIELD ALTERNATIVE STRATEGIES
MASTER FUND LLC
Net realized gain on investments	2,764,735
Net change in unrealized appreciation/depreciation on investments	(2,576,449)

Net Realized and Unrealized Gain on Investments	188,286

Net Decrease in Members' Capital Resulting from Operations	$(498,742)

(1) Reflects calendar year end adjustment.

The accompanying notes are an integral part of these financial statements

3

Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statements of Changes in Members' Capital

	Year Ended	Year Ended
	March 31, 2013	March 31, 2012
FROM OPERATIONS
Net investment loss	$(687,028)	$(785,233)
Net realized gain (loss) on investments	2,764,735	(7,688)
Net change in unrealized appreciation/depreciation on investments	(2,576,449)	(897,075)

Net Decrease in Members' Capital Resulting From Operations	(498,742)	(1,689,996)

INCREASE (DECREASE) FROM TRANSACTIONS IN MEMBERS' CAPITAL
Proceeds from sales of members' interests (see Note 2)	-	3,402,522
Payments for purchases of members' interests (see Note 2)	(19,773,282)	(3,254,091)
Net (Payments for) Proceeds of Members' Interests	(19,773,282)	148,431

Total Decrease in Members' Capital	(20,272,024)	(1,541,565)

MEMBERS' CAPITAL
Beginning of year	36,382,778	37,924,343

End of year	$16,110,754	$36,382,778

The accompanying notes are an integral part of these financial statements

4

Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statement of Cash Flows

Year Ended March 31, 2013

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital resulting from operations	$(498,742)
Adjustments to reconcile net decrease in members' capital resulting from operations to net cash from operating activities:
Net change in unrealized appreciation/depreciation on investments	2,576,449
Net realized gain on investments	(2,764,735)
Purchases of investments in Master Fund	-
Sales of investments in Master Fund	19,773,282
Net investment loss allocated from Master Fund	548,689
Expenses paid by the Master Fund	173,036
Changes in operating assets and liabilities:
Investments made in advance	45,000
Prepaid expenses	2,053
Receivable from / payable to Adviser	(21,122)
Contributions received in advance	(45,000)
Distribution payable	1,973,596
Incentive fee payable	(3,195)
Professional fees payable	(3,787)
Investor servicing payable	(12,263)
Accrued expenses and other liabilities	3,617

Net Cash from Operating Activities	21,746,878

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of members' interests	-
Payments for purchases of members' interests	(19,773,282)
Net Cash used in Financing Activities	(19,773,282)

Net Change in Cash and Cash Equivalents	1,973,596

CASH AND CASH EQUIVALENTS
Beginning of year	-

End of year	$1,973,596

The accompanying notes are an integral part of these financial statements

5

Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

1.	Organization

Rochdale High Yield Alternative Strategies Fund TEI LLC (formerly, the Rochdale Core Alternative Strategies Fund TEI LLC) (the “TEI Fund”) and its subsidiary, Rochdale High Yield Alternative Strategies Fund (Cayman) LDC (the "Offshore Fund") together constitute the "Fund".  The TEI Fund is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.  The TEI Fund commenced investment operations on July 1, 2007. In March 2013, the TEI Fund changed its name from Rochdale Core Alternative Strategies Fund TEI LLC to Rochdale High Yield Alternative Strategies Fund TEI LLC to reflect its change in investment objective. The TEI Fund’s investment objective is to generate income from investments in higher yielding investments with lower credit quality and higher volatility than the investment grade fixed income securities. “Lower credit quality” in this objective means investments rated below BBB, and “higher volatility” means the fluctuations in principal will be greater than the fluctuations in price associated with investment grade fixed income securities.

The TEI Fund invests substantially all of its investable assets in the Offshore Fund, a Cayman Islands limited duration company with the same investment objective as the TEI Fund.  The Offshore Fund in turn invests substantially all of its investable assets in Rochdale High Yield Alternative Strategies Master Fund LLC (the “Master Fund”), a registered investment company with the same investment objective as the Offshore Fund and the TEI Fund.  The Offshore Fund serves solely as an intermediate entity through which the TEI Fund invests in the Master Fund.  The Offshore Fund makes no independent investment decisions and has no investment or other discretion over the investible assets.  Rochdale Investment Management LLC (the “Manager”, "Adviser" or “Rochdale”) is the investment adviser to the Master Fund.  The Manager is also the adviser to Rochdale High Yield Alternative Strategies Fund, LLC, which also invests all of its investable assets with the Master Fund.  The Manager delegates sub-investment advisory responsibilities to PineBridge Investments LLC (the “Sub-Adviser”) with respect to the Master Fund.

The Manager has engaged the Sub-Adviser to provide sub-investment advisory services.  The Sub-Adviser has investment discretion to manage the assets of the Master Fund and is responsible for identifying prospective Hedge Funds, performing due diligence and review of those Hedge Funds and their Hedge Fund Managers, selecting Hedge Funds, allocating and reallocating the Master Fund’s assets among Hedge Funds, and providing risk management services, subject to the general supervision of the Manager.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the TEI Fund’s financial statements.  At March 31, 2013, the TEI Fund's beneficial ownership of the Master Fund's net assets was 64.54%.

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Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

1.	Organization (continued)

The TEI Fund reserves the right to reject any subscriptions for Interests in the TEI Fund.  Generally, initial and additional subscriptions for investment (or "Member Interests") in the TEI Fund by eligible Members may be accepted at such times as the TEI Fund may determine.  Each Member must be a qualified investor and subscribe for a minimum initial investment in the TEI Fund of $25,000.  Additional investments in the TEI Fund must be made in a minimum amount of $10,000.  Brokers selling the TEI Fund may establish higher minimum investment requirements than the TEI Fund.  The TEI Fund from time to time may offer to repurchase member interests in the TEI Fund at such times and on such terms as may be determined by the TEI Fund's Board in its complete and absolute discretion.  TEI Fund interests must be held for at least six months after initial purchase (or for a second six-month period as described below).  Members must hold TEI Fund interests for at least six months before being eligible to request that the TEI Fund repurchase TEI Fund interests during a tender offer.  If no such request is made by a Member during a tender offer, such Member must hold TEI Fund interests for a second six-month period before submitting an initial request.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the TEI Fund.

Basis of Presentation and Use of Estimates

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).  The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  Accordingly, actual results could differ from those estimates.

The Statement of Changes in Members’ Capital for the year ended March 31, 2013 does not reflect $95,000 in sales or purchases of Members’ Interests to other investors as these transactions are not transactions of the TEI Fund. These transactions are reflected for the year ended March 31, 2012.

Fair Value Measurements

The TEI Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable

7

Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

2.	Significant Accounting Policies (continued)

Fair Value Measurements (continued)

inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the TEI Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the TEI Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

For the fiscal year ended March 31, 2013, the TEI Fund’s investment consisted entirely of an investment in the Master Fund.  The fair value hierarchy of the Master Fund’s investments is disclosed in the notes to the Master Fund’s financial statements, included elsewhere in this report.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in US GAAP and the International Financial Reporting Standards (“IFRS”).  This requirement amends FASB Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with US GAAP and IFRS.  This requirement is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  The TEI Fund has disclosed the applicable requirements of this accounting standard in its financial statements.  The adoption of this updated accounting guidance did not have a material impact on the TEI Fund’s financial statements and related disclosures.

Investments Valuation

The net asset value of the TEI Fund is determined as of the close of business at the end of each month. The net asset value of the TEI Fund equals the value of the assets of the TEI Fund, less liabilities, including accrued fees and expenses.

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Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

2.	Significant Accounting Policies (continued)

Investments Valuation (continued)

The TEI Fund's investment in the Master Fund represents substantially all of the TEI Fund's assets.  All investments owned are carried at fair value, which is the portion of the net asset value of the Master Fund held by the TEI Fund.

The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, included elsewhere in this report.

The TEI Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Investment Income Recognition

Purchases and sales of investments in the Master Fund are recorded on a trade-date basis. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized and unrealized gains and losses are included in the determination of income as allocated from the Master Fund based upon its ownership interest.

Fund Expenses

The direct expenses of the TEI Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; costs of computing the TEI Fund’s net asset value; costs of insurance; registration expenses, expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.  The TEI Fund, as an investor in the Master Fund, recognizes its share of the fees and expenses of the Master Fund (including a management fee and incentive fee).

Income Taxes

The TEI Fund's tax year end is December 31.  The TEI Fund is treated as a partnership for Federal income tax purposes, whereby each Member of the TEI Fund is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss.  Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The TEI Fund has adopted authoritative guidance on uncertain tax positions.  The TEI Fund recognizes the effect of tax positions when they are more likely than not of being sustained.  Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect the TEI Fund’s liquidity or future cash flows, or its treatment as a flow through entity, pursuant to relevant income tax regulations.  As of March 31, 2013, the TEI Fund’s tax years 2010 through 2012 remain open and subject to examination by relevant taxing authorities.

9

Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

2.	Significant Accounting Policies (continued)

Distribution Policy

The TEI Fund may make periodic distributions of its net investment income or capital gains, if any, to Members.  The amount and frequency of distributions, if any, will be at the sole discretion of the Board.

Capital Accounts

Net profits or net losses of the TEI Fund for each month are allocated to the capital accounts of Members as of the last day of each month in accordance with Members' respective investment percentage in the TEI Fund.  Net profits or net losses are measured as the net change in the value of the net assets of the TEI Fund during each month, before giving effect to any repurchases of interest in the TEI Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the TEI Fund, other than in accordance with the each Members' respective investment percentage.

Prior to the end of each quarter and year end, the TEI Fund receives Member contributions with an effective subscription date of the first day of the following month. These contributions are held by the Master Fund and have an effective investment date of first day of the following month.  The Master Fund, in turn, makes contributions to certain Hedge Funds, which have effective subscription dates of the first day of the following month.  These amounts are reported as "Contributions received in advance" and "Investments made in advance", respectively.

Cash and Cash Equivalents

The TEI Fund considers all highly liquid investments with a maturity of ninety days or less at time of purchase to be cash equivalents.

Consolidation

The financial statements of the TEI Fund includes the Offshore Fund, its wholly owned subsidiary.  All inter-company transactions have been eliminated in consolidation.

Subsequent Events

The TEI Fund has adopted financial reporting rules regarding subsequent events, which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the TEI Fund’s related events and transactions that occurred subsequent to March 31, 2013 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

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Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

3.	Commitments and Other Related Party Transactions

The Manager has contractually agreed to waive and/or reimburse the expenses of the TEI Fund and the Master Fund, to the extent needed to limit their combined annual operating expenses to 2.25% of net assets.  To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed.  The TEI Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time these payments are proposed.  For the fiscal year ended March 31, 2013, the Manager waived $28,139 of fees and expenses, which may be recouped by the Manager no later than March 31, 2016.

No accrual has been made for such contingent liability because of the uncertainty of the reimbursement from the TEI Fund.

Pursuant to the new Sub-Investment Advisory Agreement (“New Agreement”) approved by the Members of the TEI Fund at the March 25, 2013 special meeting, the Sub-Adviser is entitled to receive a performance-based incentive fee equal to 10% of the net profits (taking into account net realized and unrealized gains or losses and net investment income or loss), if any, in excess of the non-cumulative “Preferred Return,” subject to reduction of that excess for prior losses that have not been previously offset against net profits (the “Incentive Fee”).  The Incentive Fee will be accrued monthly and is generally payable annually on a calendar year basis.  The Preferred Return is a non-cumulative, annual return equal to the weighted average returns of a composite benchmark consisting of 50% of the Barclays Capital U.S. Corporate High Yield Index (Total Return) and 50% of the Credit Suisse Institutional Leveraged Loan Index.

4.	Investor Servicing Fees

The TEI Fund pays a fee to RIM Securities, LLC, an affiliate of the Manager, as Distributor to reimburse it for payments made to broker-dealers and certain financial advisers (“Investor Service Providers”) that have agreed to provide ongoing investor services to investors in the TEI Fund that are their customers.  This fee is paid quarterly and in an amount, with respect to each Investor Service Provider, not to exceed the lesser of: (i) 0.25% (on an annualized basis) of the aggregate value of outstanding interests held by investors that receive services from the Investment Service Provider, determined as of the last day of the calendar month (before any repurchase of Member interests); or (ii) the Distributor’s actual payments to the Investment Service Provider.

5.	Concentration, Liquidity and Off-Balance Sheet Risks

The Master Fund invests primarily in Hedge Funds that are illiquid securities and not registered under the 1940 Act.  Such Hedge Funds invest in actively traded securities, illiquid securities, derivatives and other financial instruments using several investment strategies and investment techniques, including leverage, which may involve significant risks.  The Master Fund's concentration and liquidity risks are discussed in the notes to the Master Fund's financial statements which are attached elsewhere in this report.

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Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

5.	Concentration, Liquidity and Off-Balance Sheet Risks (continued)

In the normal course of business, the Hedge Funds in which the Master Fund invests trade various derivatives and financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements which are attached elsewhere in this report.

6.	Investment Transactions

For the fiscal year ended March 31, 2013, the TEI Fund's assets were invested in the Master Fund and the TEI Fund made aggregate purchases of $95,000 and aggregate sales of $19,868,282 in the Master Fund.

7.	Issuer Tender Offer

The TEI Fund offered to purchase up to $24,400,000 of Interests in the TEI Fund properly tendered by Members at a price equal to the net asset value of Interests as of December 31, 2012.  For Interests tendered, the Member received a promissory note entitling the Member to a cash amount equal to at least 90% of the net asset value calculated on December 31, 2012, of the Interests tendered and accepted for purchase by the TEI Fund, upon the terms and subject to the conditions set forth in the Offer to Purchase dated August 29, 2012.  The offer terminated at 5:00 p.m., Eastern Time, on September 26, 2012.  Pursuant to the Offer, Interests with a net asset value of $19,735,715, as determined as of the valuation date, were tendered and accepted by the TEI Fund.

8.	Proxy Results

A special meeting of the Members of the TEI Fund was held on March 25, 2013 to consider approving the following proposals: (i) to change the TEI Fund’s classification from a “diversified” fund to a “non-diversified” fund (the “Reclassification”), as such terms are defined in the Investment Company Act of 1940, as amended, and (ii) to approve the New Agreement between the Manager and the Sub-Adviser.

The following table illustrates the specifics of the vote with respect to the Reclassification:

	For	Against	Abstain

Net Asset Value	14,435,757	–	1,652,258

12

Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements

8.	Proxy Results (continued)

The following table illustrates the specifics of the vote with respect to the New Agreement:

	For	Against	Abstain

Net Asset Value	14,435,757	–	1,652,258

A joint special meeting of Members of the TEI Fund was held on March 28, 2013 to consider approving Irwin G. Barnet, Esq., Andrew S. Clare, Daniel A. Hanwacker, Jon C. Hunt, Vernon C. Kozlen, Jay C. Nadel, William R. Sweet and James R. Wolford (collectively, the “Candidates”) as members of the Board of Directors.

The following table illustrates the specifics of the vote with respect to the election of the Candidates:

	For	Against	Abstain

Units	2,985.20	–	347.23

13

Rochdale High Yield Alternative Strategies Fund TEI LLC and Subsidiary

Financial Highlights

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2013	March 31, 2012	March 31, 2011	March 31, 2010	March 31, 2009
Total Return before incentive fee	(1.03%)	(4.64%)	6.69%	8.48%	(11.68%)
Incentive fee	0.01%	0.05%	(0.09%)	(0.02%)	0.00%
Total Return after incentive fee	(1.02%)	(4.59%)	6.60%	8.46%	(11.68%)

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period ($000's)	$16,111	$36,383	$37,924	$38,628	$32,633
Portfolio Turnover	7.98%	13.27%	20.32%	20.91%	19.34%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Net investment loss, before waivers/reimbursements or recoupment	(2.33%)	(2.14%)	(2.28%)	(2.41%)	(2.10%)
Net investment loss, after waivers/reimbursements or recoupment	(2.24%)	(2.14%)	(2.33%)	(2.49%)	(2.13%)

RATIO OF EXPENSES TO AVERAGE NET ASSETS, BEFORE
INCENTIVE FEE

Operating expenses, before waivers/reimbursements or recoupment	2.34%	2.20%	2.20%	2.17%	2.22%
Operating expenses, after waivers/reimbursements or recoupment	2.25%	2.20%	2.25%	2.25%	2.25%

RATIO OF EXPENSES TO AVERAGE NET ASSETS, NET OF WAIVERS
AND REIMBURSEMENTS AFTER INCENTIVE FEE

Operating expenses, after waivers/reimbursements or recoupment	2.25%	2.20%	2.25%	2.25%	2.25%
Incentive fee	(0.01%)	(0.05%)	0.09%	0.02%	0.00%
Total Operating expenses, after waivers/reimbursements
or recoupment, after incentive fee	2.24%	2.15%	2.34%	2.27%	2.25%

Total return is calculated for all Members taken as a whole and an individual Member's return may vary from these TEI Fund returns based on the timing of capital transactions.

Total returns do not include the effect of any sales load.

Portfolio turnover represents the Master Fund's portfolio turnover for the periods above.  The ratios of expenses to average net assets do not include expenses of the Hedge Funds in which the Master Fund invests.

The expense ratios are calculated for all Members taken as a whole.  The computation of such ratios based on the amount of expenses assessed to an individual Member's capital may vary from these ratios based on the timing of capital transactions.

*****

The accompanying notes are an integral part of these financial statements

See Report of Independent Registered Public Accounting Firm

14

Rochdale High Yield Alternative Strategies Master Fund LLC

Financial Statements

March 31, 2013

Rochdale High Yield Alternative Strategies Master Fund LLC

Financial Statements

March 31, 2013

TABLE OF CONTENTS
Page
Report of Independent Registered Public Accounting Firm	1

Financial Statements
Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statements of Changes in Members' Capital	4
Statement of Cash Flows	5
Schedule of Investments	6 - 8
Notes to Financial Statements	9 - 18
Financial Highlights	19

Director and Officer Information
Approval of Investment Management Agreement
Additional Information

Report of Independent Registered Public Accounting Firm

The Members and Board of Directors of
Rochdale High Yield Alternative Strategies Master Fund LLC

We have audited the accompanying statement of assets, liabilities and members' capital of Rochdale High Yield Alternative Strategies Master Fund LLC (formerly, the Rochdale Core Alternative Strategies Master Fund LLC) (the “Fund”), including the schedule of investments, as of March 31, 2013, the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for the years ended March 31, 2013 and 2012, and the financial highlights for the years ended March 31, 2013, 2012, 2011, 2010 and 2009.  These financial statements and financial highlights are the responsibility of the Fund's Management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights and assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of cash and investments as of March 31, 2013, by correspondence with the custodian and investment managers, respectively, or by other appropriate auditing procedures where replies from investment managers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2013 and the results of its operations and its cash flows for the year then ended, the changes in its members’ capital for the years ended March 31, 2013 and 2012 and the financial highlights for the years ended March 31, 2013, 2012, 2011, 2010 and 2009, in conformity with accounting principles generally accepted in the United States of America.
New York, New York
May 29, 2013

PKF O’CONNOR DAVIES, a division of O’CONNOR DAVIES, LLP
29 Broadway, New York, NY 10006 I Tel: 212.867.8000 I Fax: 212.687.4346 I www.odpkf.com

O’Connor Davies, LLP is a member firm of the PKF International Limited network of legally independent firms and does not accept any responsibility or liability for the actions or inactions on the part of any other individual member firm or firms.

Rochdale High Yield Alternative Strategies Master Fund LLC

Statement of Assets, Liabilities and Members' Capital

March 31, 2013

ASSETS
Investments, at fair value (cost $22,822,281)	$24,780,978
Receivable for fund investments sold	343,198
Interest receivable	207

Total Assets	25,124,383

LIABILITIES AND MEMBERS' CAPITAL
Liabilities
Management fees payable	25,984
Professional fees payable	72,134
Accrued expenses and other liabilities	56,598

Total Liabilities	154,716

Total Members' Capital	$24,969,667

The accompanying notes are an integral part of these financial statements.

Rochdale High Yield Alternative Strategies Master Fund LLC

Statement of Operations

Year Ended March 31, 2013

INVESTMENT INCOME
Interest income	$1,502

Investment Income	1,502

EXPENSES
Management fees (see Note 4)	588,648
Administration fees	113,775
Professional fees	97,985
Directors' fees	25,152
Custody fees	6,625
Other expenses	9,920

Total Expenses	842,105

Net Investment Loss	(840,603)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain on investments	4,282,131
Net change in unrealized appreciation/depreciation on investments	(3,989,480)

Net Realized and Unrealized Gain on Investments	292,651

Net Decrease in Members' Capital Resulting from Operations	$(547,952)

The accompanying notes are an integral part of these financial statements.

Rochdale High Yield Alternative Strategies Master Fund LLC

Statements of Changes in Members' Capital

	Year Ended	Year Ended
	March 31, 2013	March 31, 2012
FROM OPERATIONS
Net investment loss	$(840,603)	$(950,417)
Net realized gain (loss) on investments	4,282,131	(19,751)
Net change in unrealized appreciation/depreciation on investments	(3,989,480)	(1,465,676)

Net Decrease in Members' Capital Resulting From Operations	(547,952)	(2,435,844)

INCREASE (DECREASE) FROM TRANSACTIONS IN MEMBERS' CAPITAL
Proceeds from sales of members' interests (see Note 2)	-	5,807,542
Payments for purchases of members' interests (see Note 2)	(30,151,126)	(6,693,038)
Net Payments for Members' Interests	(30,151,126)	(885,496)

Total Decrease in Members' Capital	(30,699,078)	(3,321,340)

MEMBERS' CAPITAL
Beginning of year	55,668,745	58,990,085

End of year	$24,969,667	$55,668,745

The accompanying notes are an integral part of these financial statements.

Rochdale High Yield Alternative Strategies Master Fund LLC

Statement of Cash Flows

Year Ended March 31, 2013

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital resulting from operations	$(547,952)
Adjustments to reconcile net decrease in members' capital
resulting from operations to net cash from operating activities:
Purchases of investments	(3,250,000)
Sales of investments	47,535,394
Purchases of money market fund	(47,921,803)
Sales of money market fund	33,676,269
Net change in unrealized appreciation/depreciation on investments	3,989,480
Net realized gain on investments	(4,282,131)
Change in Operating Assets and Liabilities:
Investments made in advance	1,250,000
Receivable for fund investments sold	(155,356)
Interest receivable	(174)
Management fees payable	(88,479)
Contributions received in advance	(45,000)
Professional fees payable	9,532
Accrued expenses and other liabilities	(18,654)

Net Cash from Operating Activities	30,151,126

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of members' interests	-
Payments for purchases of members' interests	(30,151,126)
Net Cash used in Financing Activities	(30,151,126)

Net Change in Cash and Cash Equivalents	-

CASH AND CASH EQUIVALENTS
Beginning of year	-

End of year	$-

The accompanying notes are an integral part of these financial statements.

Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments

March 31, 2013

				Redemptions
	Percentage of				Notice Period
Long-Term Investment Funds 1:	Members' Capital	Cost	Fair Value	Frequency	# of Days

Event / Multi-Strategy:

Bennelong Asia Pacific Multi Strategy Equity Fund, LP - Class S 2	0.37%	$156,204	$92,812	**	**
Brencourt SP Fund, LP 2	0.30	107,621	75,314	**	**
Canyon Value Realization Fund, LP - Series L	11.00	2,000,000	2,746,554	Annually	100
GoldenTree Partners LP	10.60	1,720,657	2,646,340	Quarterly	90
GoldenTree Partners LP 2	2.40	432,098	598,704	**	**
Keswick Onshore Trust 3	0.05	20,966	13,721	**	**
King Street Capital LP 2	0.09	11,511	21,736	**	**
OZ Asia Domestic Partners, LP	10.67	2,250,000	2,664,597	Annually	45
Polygon Recovery Fund, LP	0.78	403,587	195,951	*	*
Stark Select Asset Fund LLC 2	0.37	92,587	92,031	**	**

	36.63	7,195,231	9,147,760

Global Macro Strategy:

CamCap Resources, LP 2	0.06	17,257	14,948	**	**
Caxton Global Investments (USA) LLC 2	0.11	18,970	27,447	**	**

	0.17	36,227	42,395

Total Long-Term Investment Funds:	36.80%	$7,231,458	$9,190,155

Short-Term Investment:

Money Market Fund:
First American Government Obligations Fund, 0.02% 4	62.44%	$15,590,823	$15,590,823

Total Investments	99.24%	$22,822,281	$24,780,978

1 All investments are non-income producing.
2 Remaining value represents side pocket interests.
3 Special purpose vehicle received from Castlerigg Partners effective November 1, 2012. This vehicle has the same positions previously held by
Castlerigg Partners.
4 7-Day Yield.

The accompanying notes are an integral part of these financial statements.

Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments, Continued

March 31, 2013

* Redemption restrictions exist for Hedge Funds whereby the Hedge Fund Managers may suspend redemption either in their sole discretion or other factors.  Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions.  Redemptions are currently suspended for the Polygon Recovery Fund, LP, a portfolio primarily comprised of an exchange listed but thinly traded security and several private equity holdings.

** Special Investments have been established for Bennelong Asia Pacific Multi Strategy Equity Fund, LP - Class S, Brencourt SP Fund, LP, GoldenTree Partners LP, Keswick Onshore Trust, King Street Capital LP, Stark Select Asset Fund LLC, CamCap Resources, LP and Caxton Global Investments (USA) LLC.  These investments are long-term and illiquid.

Event / Multi-Strategy.  Multi-strategy investing is an investment strategy that focuses on the securities of companies undergoing some material structural changes.  These changes can come in the form of mergers, acquisitions, spin offs, Dutch tender offers, share buybacks and other reorganizations.  This strategy also seeks to exploit relative value inefficiencies across the capital structure or among closely related markets, generally without assuming an unhedged exposure to any particular market or financial instrument.

Global Macro Strategy.  Macro strategies take long, short and relative value positions in financial instruments based on a top-down fundamental and technical analysis of capital market conditions.  Hedge Fund Managers begin evaluating opportunities based on economic and/or technical factors, working their way down to regional, country and industry specific analysis.  The Hedge Fund Managers make judgements about the expected future price direction of asset classes and express that opinion by taking long or short positions in a variety of instruments.  Investments are usually made in a wide variety of global futures, cash instruments and other financial instruments, including stocks, bonds, currencies, derivatives and commodities.

The accompanying notes are an integral part of these financial statements.

Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments, Continued

March 31, 2013

Strategy Allocation Breakdown
(as a % of total investments)

The accompanying notes are an integral part of these financial statements.

Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

1.	Organization

Rochdale High Yield Alternative Strategies Master Fund LLC (formerly, the Rochdale Core Alternative Strategies Master Fund LLC) (the "Master Fund") is a closed-end, non-diversified management Investment Company that was organized as a limited liability company under the laws of the State of Delaware on September 11, 2006 and serves as a master fund in a master feeder structure.  In March 2013, the Master Fund changed its name from Rochdale Core Alternative Strategies Master Fund LLC to Rochdale High Yield Alternative Strategies Master Fund LLC to reflect its change in investment objective.  Rochdale High Yield Alternative Strategies Fund LLC and Rochdale High Yield Alternative Strategies Fund TEI LLC (the “Feeder Funds”) serve as the feeder funds in the master feeder structure.  Interests in the Master Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act").  Investments in the Master Fund may be made only by U.S. and foreign investment companies, common or commingled trust funds, organizations or trusts described in Sections 401(a) or 501(a) of the Internal Revenue Code of 1986, as amended, or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. The Master Fund is a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Rochdale Investment Management, LLC (the “Manager”, "Adviser" or “Rochdale”) is the investment adviser to the Master Fund.  The Manager delegates sub-investment advisory responsibilities to PineBridge Investments LLC (the “Sub-Adviser”) with respect to the Master Fund.

The Master Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds (“Hedge Funds" or "Investment Funds”), thatpursue a variety of high yield income generating strategies.

The Master Fund’s investment objective is to generate income from investments in higher yielding investments with lower credit quality and higher volatility than investment grade fixed income securities. “Lower credit quality” in this objective means investments rated below BBB, and “higher volatility” means the fluctuations in principal will be greater than the fluctuations in price associated with investment grade fixed income securities. Under normal circumstances, at least 80% of the Master Fund’s total assets will be invested either directly, or indirectly through Private Funds, in a variety of high yield income generating investments.

Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Master Fund.

Basis of Presentation and Use of Estimates

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).  The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  Accordingly, actual results could differ from those estimates.

The Statement of Changes in Members’ Capital for the year ended March 31, 2013 do not reflect $265,000 in sales or purchases of Members’ Interests to other investors as these transactions are not transactions of the Master Fund. These transactions are reflected for the year ended March 31, 2012.

Investments Valuation

Investments are carried at fair value.  The fair value of alternative investments has been estimated using the Net Asset Value (“NAV”) as reported by the management of the respective alternative investment fund.  Financial Accounting Standards Board (FASB) guidance provides for the use of NAV as a “Practical Expedient” for estimating fair value of alternative investments.  NAV reported by each alternative investment fund is used as a practical expedient to estimate the fair value of the Master Fund’s interest therein and their classification within Level 2 or 3 is based on the Master Fund’s ability to redeem its interest in the near term and liquidate the underlying portfolios.

Investments in Investment Funds are stated and recorded at fair value as determined in good faith by the Sub-Adviser in accordance with US GAAP.  The Master Fund uses the NAV as reported by the Hedge Fund Managers, as a practical expedient, to determine the fair value of all the investments in Investment Funds which (a) do not have a readily determinable fair value and (b) either have the attributes of an investment company or prepare their financial statements consistent with the measurement principles of an investment company.  Such values generally represent the Master Fund's proportionate share of the net assets of the Investment Funds as reported by the Hedge Fund Managers.  Accordingly, the value of the investments in Investment Funds are generally increased by additional contributions to the Investment Funds and the Master Fund's share of net earnings from the Investment Funds, and decreased by distributions from the Investment Funds and the Master Fund's share of net losses from the Investment Funds.

The Sub-Adviser reviews the details of the reported information obtained from the Hedge Fund Managers and considers: (i) the measurement date of the NAV provided, (ii) the basis of accounting and, (iii) in instances where the basis of accounting is other than fair value, fair valuation information provided by the Hedge Fund Managers.  The

Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

2.	Significant Accounting Policies (continued)

Investments Valuation (continued)

Sub-Adviser may make adjustments to the NAV of various Investment Funds to obtain the best estimate of fair value, which is consistent with the measurement principles of an investment company.

The Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Fair Value Measurements

The Master Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.  See Note 3 – Investments.

Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

2.	Significant Accounting Policies (continued)

Investment Income Recognition

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized and unrealized gains and losses are included in the determination of income.

Fund Expenses

The expenses of the Master Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; management fees; an incentive fee; costs of computing the Master Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

Income Taxes

The Master Fund’s tax year end is December 31.  The Master Fund is treated as a partnership for Federal income tax purposes.  Each Member is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Master Fund has adopted authoritative guidance on uncertain tax positions.  The Master Fund recognizes the effect of tax positions when they are more likely than not of being sustained.  Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect its liquidity or future cash flows.  As of March 31, 2013, the Master Fund’s tax years 2010 through 2012 remain open and subject to examination by relevant taxing authorities.

Subsequent Events

The Master Fund has adopted financial reporting rules regarding subsequent events, which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Master Fund’s related events and transactions that occurred subsequent to March 31, 2013 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

2.	Significant Accounting Policies (continued)

Capital Accounts

Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of Members as of the last day of each month in accordance with Members' respective investment percentages of the Master Fund.  Net profits or net losses are measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the Master Fund, other than in accordance with the Members' respective investment percentages.

Prior to the end of each quarter and year end, the Master Fund receives Member contributions with an effective subscription date of the first day of the following month.

The Master Fund, in turn, makes contributions to certain Hedge Funds, which have effective subscription dates of the first day of the following month.  These amounts are reported as "Contributions received in advance" and "Investments made in advance", respectively.

3.	Investments

The following are the classes of investments grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis at March 31, 2013. The alternative investments below were valued using the practical expedient:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Alternative Investments
Event / Multi-Strategy	$-	$-	$9,147,760	$9,147,760
Global Macro Strategy	-	-	42,395	42,395
Total Alternative Investments	-	-	9,190,155	9,190,155

Short-Term Investment	15,590,823	-	-	15,590,823
Total Investments	$15,590,823	$-	$9,190,155	$24,780,978

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

3.	Investments (continued)

The following is a reconciliation of the beginning and ending balances for Level 3 investments during the fiscal year ended March 31, 2013:

Alternative Investments

Balance, March 31, 2011	$22,700,379

Total Realized Gains/(Losses)	1,461,431
Change in Unrealized Gains/Losses	(411,436)
Purchases	2,000,000
Sales	(16,560,219)

Balance, March 31, 2013	$9,190,155

Net unrealized gains relating to Level 3 alternative investments still held at March 31, 2013 amounted to $1,958,697.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in US GAAP and the International Financial Reporting Standards (“IFRS”).  This requirement amends FASB Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with US GAAP and IFRS.  This requirement is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  The Master Fund has disclosed the applicable requirements of this accounting standard in its financial statements.  The adoption of this updated accounting guidance did not have a material impact on the Master Fund’s financial statements and related disclosures.

4.	Commitments and Other Related Party Transactions

Management and Incentive Fees

Under the supervision of the Master Fund’s Board and pursuant to an investment management agreement (“Investment Management Agreement”), Rochdale Investment Management, LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, serves as the Manager for the Master Fund.  The Manager is authorized, subject to the approval of the Master Fund’s Board, to retain one or more other organizations, including its affiliates, to provide any or all of the services required to be provided by the Manager to the Master Fund or to assist in providing these services.

The Manager has engaged the Sub-Adviser to provide sub-investment advisory services.  The Sub-Adviser has investment discretion to manage the assets of the Master Fund and is responsible for identifying prospective Hedge Funds, performing due diligence and review of those Hedge Funds and their Hedge Fund Managers, selecting Hedge Funds, allocating and reallocating the Master Fund’s assets among Hedge Funds, and providing

Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

4.	Commitments and Other Related Party Transactions (continued)

Management and Incentive Fees (continued)

risk management services, subject to the general supervision of the Manager.

The investment management fee is shared by the Manager and the Sub-Adviser. The Master Fund will pay the Manager an investment management fee at an annual rate equal to 1.25% of the Master Fund’s month-end net assets, including assets attributable to the Manager (or its affiliates) and before giving effect to any repurchases by the Master Fund of Member interests.  The investment management fee is accrued monthly.  The investment management fee will be paid to the Manager out of the Master Fund’s assets.

The Manager will pay a fee to the Sub-Adviser at a rate equal to 40% of the amount of the fee earned by the Manager pursuant to the New Sub-Investment Advisory Agreement (“New Agreement”), approved by the Members of the Feeder Funds at the March 25, 2013 special meeting. Under the prior Sub-Investment Advisory Agreement, the Manager paid 60% of the investment management fee to the Sub-Adviser and 40% was retained by the Manager.

Pursuant to the New Agreement, the Sub-Adviser is entitled to receive a performance-based incentive fee equal to 10% of each Member’s net profits (taking into account net realized and unrealized gains or losses and net investment income or loss), if any, in excess of the non-cumulative “Preferred Return,” subject to reduction of that excess for prior losses that have not been previously offset against net profits (the “Incentive Fee”).  The Incentive Fee will be accrued monthly and is generally payable annually on a calendar year basis.  The Preferred Return is a non-cumulative, annual return equal to the weighted average returns of a composite benchmark consisting of 50% of the Barclays Capital U.S. Corporate High Yield Index (Total Return) and 50% of the Credit Suisse Institutional Leveraged Loan Index.

Administration Fee

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Members of the Feeder Funds; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. For its services, the Administrator receives a monthly fee from the Master Fund at an annual rate of 0.12% for the first $150 million, 0.10% for the next $150 million and 0.08% thereafter of average net assets, with a minimum annual fee of $100,000.

Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

4.	Commitments and Other Related Party Transactions (continued)

Expense Reimbursement

The Manager has contractually agreed to waive and/or reimburse the Master Fund’s expenses to the extent needed to limit the Master Fund’s annual operating expenses combined with the annual operating expenses of the Feeder Funds to 2.25% of net assets for each Feeder Fund.  To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed.  A Feeder Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time these payments are proposed.

The following is a schedule of when fees may be recouped by the Manager with respect to the Feeder Funds:

Rochdale High Yield Alternative Strategies Fund LLC	Rochdale High Yield Alternative Strategies Fund TEI LLC	Expiration

$27,673	$-	March 31, 2014
21,100	-	March 31, 2015
51,220	28,139	March 31, 2016
$99,993	$28,139

No accrual has been made for such contingent liability because of the uncertainty of the reimbursement from the Feeder Funds.

5.	Investment Risks and Uncertainties

Alternative Investments consist of non-traditional, not readily marketable investments, some of which may be structured as offshore limited partnerships, venture capital funds, hedge funds, private equity funds and common trust funds.  The underlying investments of such funds, whether invested in stock or other securities, are generally not currently traded in a public market and typically are subject to restrictions on resale.  Values determined by investment managers and general partners of underlying securities that are thinly traded or not traded in an active market may be based on historical cost, appraisals, a review of the investees’ financial results, financial condition and prospects, together with comparisons to similar companies for which quoted market prices are available or other estimates that require varying degrees of judgment.

Investments are carried at fair value provided by the respective alternative investment’s management.  Because of the inherent uncertainty of valuations, the estimated fair values may differ significantly from the values that would have been used had a ready market for such investments existed or had such investments been liquidated, and those differences could be material.

Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

6.	Concentration, Liquidity and Off-Balance Sheet Risk

The Master Fund invests primarily in Hedge Funds that are not registered under the 1940 Act and invest in actively traded securities, illiquid securities, derivitaves and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks.  These Hedge Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return.  As a result, the Hedge Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Hedge Funds' net asset value.

Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity, as described below.

Redemption restrictions exist for Hedge Funds whereby the Hedge Fund Managers may suspend redemption either in their sole discretion or other factors.  Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions.

Redemptions are currently restricted for certain Hedge Funds with a fair value at March 31, 2013 aggregating $1,132,664 as noted in the Schedule of Investments.

In the normal course of business, the Hedge Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk.  These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts.  The Master Fund's risk of loss in these Hedge Funds is limited to the value of its own investments reported in these financial statements by the Master Fund.  The Master Fund itself does not invest directly in securities with off-balance sheet risk.

7.	Investment Transactions

For the fiscal year ended March 31, 2013 (excluding short-term securities), the aggregate purchases of investments were $3,250,000 and sales of investments were $47,535,394.

8.	Issuer Tender Offer

The Master Fund offered to purchase up to $37,000,000 of Interests in the Master Fund properly tendered at a price equal to the net asset value of Interests as of December 31, 2012.  For Interests tendered, the security holder received a promissory note entitling the security holder to a cash amount equal to at least 90% of the net asset value calculated on December 31, 2012, of the Interests tendered and accepted for purchase by the Master Fund, upon the terms and subject to the conditions set forth in the Offer to Purchase dated

Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

8.	Issuer Tender Offer (continued)

August 29, 2012.  The offer terminated at 5:00 p.m., Eastern Time, on September 26, 2012.  Pursuant to the Offer, Interests with a net asset value of $29,851,810, as determined as of the valuation date, were tendered and accepted by the Master Fund.

9.	Proxy Results

A special meeting of the Feeder Funds’ Members was held on March 25, 2013 to consider approving the following proposals: (i) to change the Funds’ classification from a “diversified” fund to a “non-diversified” fund (the “Reclassification”), as such terms are defined in the Investment Company Act of 1940, as amended, and (ii) to approve the New Agreement between the Manager and the Sub-Adviser.

The following table illustrates the specifics of the vote with respect to the Reclassification:

Net Asset Value	For	Against	Abstain

Rochdale High Yield Alternative Strategies Fund LLC	8,091,235	–	730,809
Rochdale High Yield Alternative Strategies Fund TEI LLC	14,435,757	–	1,652,258

The following table illustrates the specifics of the vote with respect to the New Agreement:

Net Asset Value	For	Against	Abstain

Rochdale High Yield Alternative Strategies Fund LLC	8,091,235	–	730,809
Rochdale High Yield Alternative Strategies Fund TEI LLC	14,435,757	–	1,652,258

A joint special meeting of Members of the Feeder Funds was held on March 28, 2013 to consider approving Irwin G. Barnet, Esq., Andrew S. Clare, Daniel A. Hanwacker, Jon C. Hunt, Vernon C. Kozlen, Jay C. Nadel, William R. Sweet and James R. Wolford (collectively, the “Candidates”) as members of the Board of Directors.

The following table illustrates the specifics of the vote with respect to the election of the Candidates:

Units of	For	Against	Abstain

Rochdale High Yield Alternative Strategies Fund LLC	1,668.05	–	161.17
Rochdale High Yield Alternative Strategies Fund TEI LLC	2,985.20	–	347.23

Rochdale High Yield Alternative Strategies Master Fund LLC

Financial Highlights

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2013	March 31, 2012	March 31, 2011	March 31, 2010	March 31, 2009
TOTAL RETURN - NET	(0.58%)	(4.08%)	7.32%	9.16%	(11.14%)

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period ($000's)	$24,970	$55,669	$58,990	$57,616	$50,359

Portfolio Turnover	7.98%	13.27%	20.32%	20.91%	19.34%

Ratio of Net Investment
Loss to Average Net Assets	(1.79%)	(1.66%)	(1.67%)	(1.83%)	(1.55%)

Ratio of Expenses to
Average Net Assets	1.79%	1.67%	1.68%	1.69%	1.67%

Total return is calculated for all Members taken as a whole and an individual Member's return may vary from these Master Fund returns based on the timing of capital transactions.

Total returns do not include the effect of any sales load.

The ratios of expenses to average net assets do not include expenses of the Hedge Funds in which the Master Fund invests.

The expense ratios are calculated for all Members taken as a whole.  The computation of such ratios based on the amount of expenses assessed to an individual Member's capital may vary from these ratios based on the timing of capital transactions.

The ratios above do not include the proportionate share of income or loss from their investments in other funds.

*****

The accompanying notes are an integral part of these financial statements

See Report of Independent Registered Public Accounting Firm

DIRECTOR AND OFFICER INFORMATION

The Directors of the Fund, who were elected by the shareholders of the Fund, are responsible for the overall management of the Fund, including, general supervision and review of the investment activities of the Fund.  The Directors, in turn, elect the officers of the Fund, who are responsible for administering the day to day operations of the Fund.  The current Directors and Officers, their affiliations and principal occupations for the past five years are set forth below.  The Statement of Additional Information includes additional information about the Directors and is available, without charge, by calling 1-866-209-1967.

Affiliated Board Members and Officers of the Fund

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director 1

Affiliated Board Members
Andrew Clare 570 Lexington Avenue New York, NY 10022 Year of Birth: 1945	Board Member	Through December 31, 2020; Board Member since March 2013	Attorney and Partner, Loeb & Loeb, a law firm (1972-present).	1	*

Jon Hunt 570 Lexington Avenue New York, NY 10022 Year of Birth: 1951	Board Member	Ten years from election; Board Member since March 2013	Consultant to Management (2012 – present), Chief Operating Officer (1998 – 2012), Director (2003 – 2012), Convergent Capital Management LLC (investment management holding company); Director, AMBS Investment Management, LLC (1998 – present); SKBA Capital Management, LLC (1998 – 2011); Mid-Continent Capital Management LLC (2006 – 2012); Clifford Swan Investment Capital LLC (2000 – 2011); Convergent Wealth Advisors, LLC (2006 – 2011); Independence Investments, LLC (2006 – 2009); and Lee Munder Capital Group, LLC (2009 – 2012).	1	* Nuveen Commodities Asset Management, member of Independent Committee (2012 – present)

Officers of the Fund
Garrett R. D'Alessandro 570 Lexington Avenue New York, NY 10022 Year of Birth: 1957	President Chief Executive Officer	Since Inception	President, Chief Executive Officer and Co-Chief Investment Officer of Rochdale Investment Management, LLC.	N/A	N/A

Kurt Hawkesworth 570 Lexington Avenue New York, NY 10022 Year of Birth: 1971	Secretary	Since 2010	Senior Executive Vice President, Chief Operating Officer and General Counsel of Rochdale Investment Management, LLC.	N/A	N/A

William O'Donnell 570 Lexington Avenue New York, NY 10022 Year of Birth: 1964	Chief Financial Officer	Since 2011
Chief Financial Officer of Rochdale Investment
Management, LLC since July 2011; Financial
Consultant, October 2009 to June 2011; Financial
Officer, Compliance Officer & Corporate Secretary
Trustee - Clay Finlay Pension Plan of Clay Finlay
LLC, October 1990 to to September 2009.
				N/A	N/A

Michael Gozzillo 2 570 Lexington Avenue New York, NY 10022 Year of Birth: 1965	Chief Compliance Officer	Since May 2013
Senior Vice President and Chief Compliance Officer
of Rochdale Investment Management, LLC;
Chief Compliance Officer of CNI Charter Funds
(2012 - present); Director and Compliance
Officer of TIAA-CREF; Chief Compliance Officer
of TIAA-CREF Life Insurance Separate Accounts
(2008 - 2012).
				N/A	N/A

DIRECTOR AND OFFICER INFORMATION, Continued

Independent Board Members
					Other
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Director	Director 1

Irwin G. Barnet, Esq. 3 570 Lexington Avenue New York, NY 10022 Age: 75	Board Member Chairman	Through December 31, 2015; Board Member sinceMarch 2013 and Chairman since May 2013	Attorney and of counsel, Reed Smith LLP, a law firm (2009-present); Partner, Reed Smith LLP (2003-2008); Attorney and principal, Crosby, Heafey, Roach & May P.C., a law firm (2000-2002); Attorney and principal, Sanders, Barnet, Goldman, Simons & Mosk, a law firm (1980-2000).	1	*

Daniel A. Hanwacker, Sr. 570 Lexington Avenue New York, NY 10022 Age: 61	Board Member	Ten years from election; Board Member since June 2011	CEO and President, Hanwacker Associates, Inc. (asset management consulting and executive search services).	1	*

Vernon C. Kozlen 570 Lexington Avenue New York, NY 10022 Age: 69	Board Member	Through December 31, 2018; Board Member since March 2013	Retired (2007-present). President and Chief Executive Officer, CNI Charter Funds (2000-2007); Executive Vice President and Director of Asset Management Development, CNB (1996-2007); Director, Reed, Conner & Birdwell LLC (2000-2007) and Convergent Capital Management, LLC (2003-2007); Chairman of the Board, CNAM (2001-2005); Chairman of the Board, City National Securities, Inc. (1999-2005); Director, CNAM (2001-2006), and City National Securities, Inc. (1999-2006).	1	* Windermere Jupiter Fund, LLC, CMS/Ironwood Multi-Strategy Fund LLC, CMS/Barlow Long-Short Equity Fund, LLC 4

Jay C. Nadel 570 Lexington Avenue New York, NY 10022 Age: 54	Board Member	Ten years from election; Board Member since June 2011	Financial Services Consultant	1	* Lapolla Industries, Inc. (2007 - present)

William R. Sweet 570 Lexington Avenue New York, NY 10022 Age: 75	Board Member	Through March 31, 2015; Board Member since March 2013	Retired. Executive Vice President, Union Bank of California (1985-1996).	1	*

James Wolford 5 570 Lexington Avenue New York, NY 10022 Age: 59	Board Member	Ten years from election; Board Member since March 2013	Chief Financial Officer, Pacific Office Properties, a real estate investment trust (April 2010-present); Chief Financial Officer, Bixby Land Company, a real estate company (2004-March 2010); Regional Financial Officer, AIMCO, a real estate investment trust (2004). Chief Financial Officer, DBM Group, a direct mail marketing company (2001-2004); Senior Vice President and Chief Operating Officer, Forecast Commercial Real Estate Service, Inc. (2000-2001); Senior Vice President and Chief Financial Officer, Bixby Ranch Company (1985-2000).	1	*

1	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.
2	Effective May 15, 2013, Michael Gozzillo was approved as Chief Compliance Officer of the Fund. William Souza was Interim Chief Compliance Officer of the Fund previously.
3
During 2010, 2011 and 2012, Reed Smith LLP, of which Mr. Barnet is an attorney and of counsel, provided legal services to City National, the parent company of CNAM. In 2010, 2011 and 2012, the firm billed City National $391,192, $423,600 and $452,607, respectively, for these services. The other Independent Directors have determined that Mr. Barnet should continue to be classified as a director who is not an “interested person” of the Fund, as defined in the 1940 Act, because Mr. Barnet was not involved with rendering any of these legal services to City National, and because Mr. Barnet’s interest in the fees billed by his firm to City National was insignificant.

4
Convergent Wealth Advisors, LLC, which is under common control with City National, serves as investment adviser to Windermere Jupiter Fund, LLC, CMS/Ironwood Multi-Strategy Fund, LLC and CMS/Barlow Long-Short Equity Fund, LLC, each of which is a private investment fund.

5
Bixby Land Company (“Bixby”), of which Mr. Wolford was the Chief Financial Officer until March 31, 2010, had obtained various loans from City National. The other Independent Directors have determined that Mr. Wolford should continue to be classified as a director who is not an “interested person” of the Fund, as defined in the 1940 Act, because City National’s existing loans to the Company were made in the ordinary course of business and because of the minimal benefits of the loans to Mr. Wolford.

*
Includes CNI Charter Funds, Rochdale High Yield Alternative Strategies Fund LLC, Rochdale High Yield Alternative Strategies Fund TEI LLC, Rochdale Alternative Total Return Fund LLC, Rochdale International Trade Fixed Income Fund, Rochdale Royalty Rights Fund and Rochdale Structured Claims Fixed Income Fund, LLC.

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a quarterly meeting held on December 11, 2012, the Directors of the Rochdale High Yield Alternative Strategies Master Fund LLC (the “Master Fund”), Rochdale High Yield Alternative Strategies Fund LLC and Rochdale High Yield Alternative Strategies Fund TEI LLC (the “Feeder Funds”), (collectively, the “Funds”), including all of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act), met in person and voted to approve the investment advisory agreement (the "Advisory Agreement") between the Master Fund and Rochdale Investment Management, LLC (the "Adviser") and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and PineBridge Investments LLC (the “Sub-Adviser”) with respect to the Master Fund.

To assist the Directors in their consideration of the Advisory and Sub-Advisory Agreements, the Directors requested and received in advance of their meeting certain materials and information. In the course of their review, the Directors with the assistance of independent counsel, considered their legal responsibilities that attach to the contract renewal process under the 1940 Act and state law.  The Independent Directors considered the terms of the Advisory Agreement and the Sub-Advisory Agreement, including the structure of the compensation arrangements, the resources and experience of the Adviser and Sub-Adviser and the individuals at those organizations dedicated to the business of the Funds.  In reviewing the nature, extent and quality of advisory and sub-advisory services provided by the Adviser and Sub-Adviser, the Board considered the performance of the Master Fund and the Feeder Funds relative to their respective benchmarks, and also considered the Adviser's oversight of the Sub-Adviser's management of the Master Fund's portfolio.  The Board concluded that the overall quality of the services provided by the Adviser to the Funds and the Sub-Adviser to the Master Fund were satisfactory and continue to support the Board's original selection of the Adviser and Sub-Adviser.  The Board also considered the experience and capabilities of the Adviser's and Sub-Adviser’s management and investment professionals, as well as the fact that the Funds serve as vehicles for implementing asset allocation strategies for the substantial portion of the Funds' shareholders who are also advisory clients of Rochdale. The Board also referred to the extended discussion over the past several quarterly meetings regarding changes to the investment program and the leading role taken by the Adviser in designing those changes.

In reviewing the structure of the advisory fee and corollary factors such as the cost of services provided and profits realized by the Adviser, the Board considered information relating to advisory fee revenues and those expenses borne by the Adviser, including benefits that may be realized by the Adviser as a result of its relationship with the Funds.  The Board concluded that, in light of the increased expenses associated with the management of the Funds and the financial commitment made by the Adviser to its investment advisory business, the rate at which the Adviser is compensated for its services is reasonable. The Board also considered the sub-advisory fee rate payable by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement, and found such compensation to be reasonable.

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
(continued)

The Board also considered information about economies of scale, the Adviser's and Sub-Adviser’s financial interest in the renewal of the Advisory Agreement and Sub-Advisory Agreement, respectively, and any fallout benefits that might be derived from these contractual arrangements.

No single factor reviewed by the Board was identified as being a determining factor in their collective decision to renew the Advisory Agreement and Sub-Advisory Agreement and the Board did not necessarily place the same level of importance on the various factors taken into consideration during the Directors' deliberations.  Overall, the Board concluded that continuation of the Advisory Agreement and Sub-Advisory Agreement would be in the best interest of the Funds and consistent with the expectations of their shareholders.

Additional Information

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-800-245-9888; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Master Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-866-209-1967.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there are at least two audit committee financial experts serving on its audit committee.  Jay C. Nadel and Daniel A. Hanwacker are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2013	FYE 3/31/2012
Audit Fees	$14,494	$14,494
Audit-Related Fees	$0	$0
Tax Fees	$3,056	$3,056
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by PKF O’Connor Davies, a division of O’Connor Davies, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2013	FYE 3/31/2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2013	FYE 3/31/2012
Registrant	$3,056	$3,056
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable since the Fund invests exclusively in non-voting securities.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

The following table provides information as of March 31, 2013:
Name	Title	Length of Service	Business Experience During Past 5 Years	Role of Portfolio Manager
Thomas Ehrlein	Vice-President-Manager Research & Analytics	Dec ’06 – Present	Vice-President-Manager Research & Analytics Oversees analytics and research processes of external managers of Rochdale Investment Management LLC	Heads the team of investment professionals and is intricately involved in the firm’s day to day investment management and research work.

The following individuals at PineBridge Investments LLC (the "Sub-Adviser") have primary responsibility for managing the Fund.

Robert Discolo is a Managing Director, Alternative Investments and Head of the Hedge Fund Solutions Group of PineBridge Investments.  Mr. Discolo joined the firm in 1999.  Mr. Discolo, who is also a member of PineBridge Investments’ Hedge Fund Investment Selection Committee has over 20 years experience with major financial institutions in various capacities relating to investment products, primarily hedge and private equity funds.  Previously, he held positions at PaineWebber Inc., Bank Julius Baer, and Merrill Lynch & Co., where his responsibilities included creating portfolios of hedge funds for private and institutional clients, development of hedge fund and private equity products, oversight of business structure and development for hedge funds and hedge fund of funds, and managing the evaluation and selection process of hedge funds for both discretionary and advisory clients.  Mr. Discolo was also President of the European Warrant Fund (a NYSE listed closed-end fund) and Julius Baer International Equity Fund.  Mr. Discolo received a BS in accounting from St. John’s University and an MBA from the Lubin School of Business at Pace University.  He holds Series 7 and Series 24 licenses and he is a CFA and CAIA charterholder.  Mr. Discolo is also a CPA and a member of the AICPA, CFA Institute, CAIA Institute, GARP, and New York Society of Security Analysts.

Vinti Khanna is a Managing Director, Hedge Fund Solutions Group of PineBridge Investments. Ms. Khanna joined the firm in 2002 and is currently responsible for coordinating portfolio manager research for the Hedge Fund Solutions Group, monitoring existing investments and making recommendations for investments to the PineBridge Investments’ Hedge Fund Investments Selection Committee. Ms. Khanna is also involved in all aspects of the investment process including sourcing new managers, manager due diligence, risk management and portfolio construction. Before joining the firm, she was an Associate at Goldman Sachs Princeton from 1999 to 2002. Her responsibilities included conducting analysis on multi-manager hedge fund portfolios, analyzing and evaluating hedge fund managers using diverse strategies in alternative investments, and recommending new managers for funding. From 1997 to 1999, she was in the Emerging Markets Equities Group at Goldman Sachs Asset Management with a focus on Latin America. Ms. Khanna received a BA from the University of Delhi, India and an MBA from SDA Bocconi in Milan, Italy. Ms. Khanna holds a Series 7 and Series 63 license.

Holdings

None of the portfolio managers of the Sub-Adviser listed above own shares of the Rochdale High Yield Alternative Strategies Fund TEI LLC.

Name	Number of Registered Investment Companies Managed and Total Assets for Such Accounts (Including The Trust)	Beneficial Ownership of Equity Securities In Trust	Number of Other Pooled Investment Vehicles Managed and Total Assets for Such Accounts	Number of Other Accounts Managed and Total Assets For Such Accounts
Thomas H. Ehrlein	1, $25 million	$0	2, $33 million	0, $0

Other Accounts Managed by the Portfolio Managers of the Sub-Adviser for the Master Fund.

The following table indicates the type (Registered Investment Company (“RIC”), Other Pooled Investments (“OPI”), and Other Accounts (“OA”)), number of accounts, and total assets of the accounts for which each Portfolio Manager of the Sub-Adviser had day-to-day responsibilities as of March 31, 2013.

		No. of Accounts	Market Value
Robert Discolo	RIC	1	$24,969,667
	performance fee	1	$24,969,667
	OPI	13	$638,262,373
	performance fee	10	$613,645,418
	OA	3	$2,734,548,821
	performance fee	3	$2,734,548,821
Vinti Khanna	RIC	1	$24,969,667
	performance fee	1	$24,969,667
	OPI	11	$201,376,023
	performance fee	8	$176,759,068
	OA	3	$2,734,548,821
	performance fee	3	$2,734,548,821

Mr. Ehrlein receives an annual salary established by Rochdale Investment Management (the "Manager"). Salary levels are based on the overall performance of the Manager and not on the investment performance of any particular Portfolio or account. Like the Manager’s other employees, Mr. Ehrlein is eligible for a bonus annually. Such bonuses are also based on the performance of the Manager as a whole and not on the investment performance of any particular Portfolio or account.

Sub-Adviser Compensation Disclosure

Besides a base salary, which is consistent with regional market levels for the retention of superior staff, the Sub-Adviser’s investment professionals’ incentives are as follows:

Bonus compensation for investment professionals is based on a discretionary plan combined with the overall performance of the firm.

Portfolio managers are evaluated on the performance of the portfolios they manage compared to the relevant benchmarks. Research analysts are evaluated based on the value that their recommendations contribute to the performance of the portfolio.

CONFLICTS OF INTEREST

THE MANAGER, SUB-ADVISER AND THEIR AFFILIATES

The Manager, Sub-Adviser and their affiliates and their directors, officers,  employees or the independent members of the Sub-Adviser’s Asset and Strategy Allocation Committee (collectively, the “Advisory Affiliates”) carry on substantial investment activities for their own accounts and for, hedge funds, mutual funds, institutions, and individual clients (collectively, “Advisory Clients”). The Master Fund has no interest in these activities. The Manager, Sub-Adviser and their Advisory Affiliates will be engaged in substantial activities other than on behalf of the Master Fund and may have conflicts of interest (1) in allocating their time and activity between The Master Fund and such other activities and (2) in allocating investments among the Advisory Clients.

The Manager, the Sub-Adviser or another Advisory Affiliate may determine that an investment opportunity in a particular Hedge Fund is appropriate for an Advisory Client or for itself, but the Manager or the Sub-Adviser may determine that such investment opportunity is not appropriate for the Master Fund. Situations also may arise in which Advisory Affiliates or Advisory Clients have made investments that would have been suitable for investment by the Master Fund but, for various reasons, were not pursued by, or available to, the Master Fund. The investment activities of the Advisory Affiliates may disadvantage the Master Fund in certain situations if, among other reasons, the investment activities limit the Master Fund’s ability to invest in a particular investment vehicle or investment.

The Advisory Affiliates or Advisory Clients may have an interest in an account managed by, or enter into relationships with, a Hedge Fund Manager or its affiliates on terms, including fees and expenses, that are different than an interest in the Master Fund. The Manager, the Sub-Adviser and Advisory Affiliates may own securities of issuers that are also held by the Hedge Funds or by the Master Fund. However, in making investment decisions for the Master Fund, the Manager and the Sub-Adviser do not obtain or use material inside information acquired by any Advisory Affiliates in the course of purchasing such securities.

The Manager is a wholly-owned subsidiary of City National Bank and does not directly engage in administration and custody businesses with any Hedge Fund. In view of this, the Manager is of the opinion that it has fewer conflicts of interest within the Hedge Fund community and thus it is able to be relatively unbiased in supervising the Sub-Adviser’s selecting from a large pool of Hedge Funds.

Sub-Adviser Conflicts of Interest Disclosure

The Sub-Adviser aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. In that regard, the Sub-Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which the Sub-Adviser believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). The Sub-Adviser also monitors a variety of areas, including compliance with guidelines of Rochdale High Yield Alternative Strategies Master Fund, LLC and other accounts it manages and compliance with the Sub-Adviser’s Code of Ethics. Furthermore, the Sub-Adviser’s management periodically reviews the performance of a portfolio manager. Although the Sub-Adviser does not track the time a portfolio manager spends on a single portfolio, the Sub-Adviser does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager’s accounts.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during the period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale High Yield Alternative Strategies Fund TEI LLC

By (Signature and Title)  /s/ Garrett R. D’Alessandro
                                                  Garrett R. D’Alessandro, President

Date  6/7/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Garrett R. D’Alessandro
                                                  Garrett R. D’Alessandro, President

Date  6/7/13

By (Signature and Title)  /s/ William O’Donnell
                                                  William O’Donnell, Treasurer

Date  6/7/13